Recoverable taxes (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 06, 2022	Jun. 30, 2022
Recoverable Taxes
Monetary restatement	R$ 221
Financial result	133
Discontinued operations	88
Tax credit amount				R$ 160
Credit amount			R$ 106
Tax credits amount	71
Contingent tax assets	194
Amount involved in consolidated	R$ 161	R$ 151